United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ];		Amendment Number:
This Amendment (Check ony one.)		[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		RREEF America, LLC
Address:	875 N. Michigan Ave.
		41st Floor
		Chicago, IL  60611-1901

13F File Number:  28-04760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kim G. Redding
Title:		President
Phone:	312-266-9300

Signature, Place and Date of Signing:

	Kim G. Redding		Chicago, IL		August 16, 1999

Report Type (Check only one):

	[X] 13F HOLDINGS REPORT.

	[  ] 13F NOTICE.

	[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:		48

Form 13f Information Table Value Total:		1620190

List of Other Included Managers:

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AMB CORP.                     COM              00163T109    38529  1639519 SH
SOLE                  1091200            548319
APARTMENT INVT & MGMT CLA     COM              03748R101    61747  1444373 SH
SOLE                   989891            454482
ARCHSTONE COMMUNITIES TR      COM              039581103    77230  3520438 SH
SOLE                  2437765           1082673
ARDEN REALTY GROUP INC.       COM              039793104    63284  2569900 SH
SOLE                  1741100            828800
AVALON BAY COMMUNITIES        COM              053484101    71911  1943541 SH
SOLE                  1266784            676757
BEACON PPTYS CORP COM         COM              073678104     2306   150000 SH
SOLE                   150000
BOSTON PROPERTIES INC         COM              101121101    22404   624500 SH
SOLE                   422200            202300
BRADLEY REAL ESTATE COM       COM              104580105    14529   700200 SH
SOLE                   467100            233100
CAMDEN PPTY TR SH BEN INT     COM              133131102    29826  1074800 SH
SOLE                   758189            316611
CARR RLTY CORP COM            COM              144418100    82981  3319250 SH
SOLE                  2200200           1119050
CORNERSTONE PROPERTIES, INC   COM              21922H103      746    47000 SH
SOLE                    47000
CRESCENT REAL ESTATE COM      COM              225756105    25346  1067200 SH
SOLE                   712200            355000
DEVELOPERS DIVERS RLTY COM    COM              251591103    26295  1558200 SH
SOLE                  1004300            553900
EQUITY OFFICE PROPERTIES TRUST COM             294741103   157009  6127162 SH
SOLE                  4075304           2051858
EQUITY RESIDENT PPTYS SH BEN I COM             29476L107    47017  1043365 SH
SOLE                   649657            393708
ESSEX PPTY TR INC COM          COM             297178105    49401  1396500 SH
SOLE                   961900            434600
FELCOR LODGING                 COM             31430F101    12259   590800 SH
SOLE                   430300            160500
GENERAL GROWTH PPTYS COM       COM             370021107    59342  1671600 SH
SOLE                  1105100            566500
HIGHWOODS PPTYS INC COM        COM             431284108    70964  2586400 SH
SOLE                  1830600            755800
HOST MARRIOTT CORP             COM             44107P104    28875  2431556 SH
SOLE                  1669917            761639
JP REALTY INC COM              COM             46624A106     5965   290100 SH
SOLE                   211600             78500
KILROY REALTY CORP             COM             49427F108    42482  1742850 SH
SOLE                  1189250            553600
KIMCO REALTY CORP COM          COM             49446R109    20280   510200 SH
SOLE                   349800            160400
LIBERTY PPTY TR SH BEN INT     COM             531172104    62869  2527400 SH
SOLE                  1774600            752800
MACERICH CO COM                COM             554382101     6670   254100 SH
SOLE                   138600            115500
MACK CALI REALTY CORP COM      COM             554489104    75336  2435100 SH
SOLE                  1679800            755300
MERISTAR HOSPITALITY CORP.     COM             58984Y103    61011  2719139 SH
SOLE                  1815282            903857
MERISTAR HOTELS & RESORTS      COM             589988104     2492   725000 SH
SOLE                   589700            135300
MILLS CORP COM                 COM             601148109    10247   472500 SH
SOLE                   292300            180200
POST PPTYS INC COM             COM             737464107     4125   100600 SH
SOLE                    72700             27900
PROLOGIS TR                    COM             743410102    25903  1279150 SH
SOLE                   837930            441220
PUBLIC STORAGE INC COM         COM             74460D109    35079  1252826 SH
SOLE                   858334            394492
RECKSON ASSOCS RLTY COM - B    COM             75621K304    13217   553584 SH
SOLE                   377768            175816
REGENCY RLTY CORP COM          COM             758939102     5549   252963 SH
SOLE                    43400            209563
ROUSE CO COM                   COM             779273101      896    35300 SH
SOLE                    35300
SECURITY CAPITAL US REALTY     COM             5087417      33633  1770144 SH
SOLE                                    1770144
SIMON DEBARTOLO GROUP, INC.    COM             828806109    75504  2975531 SH
SOLE                  2057731            917800
SMITH CHARLES RESIDNTL COM     COM             832197107    11596   341700 SH
SOLE                   242300             99400
SPIEKER PPTYS INC COM          COM             848497103    10088   259500 SH
SOLE                   183800             75700
STARWOOD HOTELS & RESORTS WORL COM             85590A203    38233  1250987 SH
SOLE                   863459            387528
SUNSTONE HOTEL INVESTORS INC.  COM             867933103     2068   243300 SH
SOLE                                     243300
TRIZEC HAHN CORPORATION        COM             896938107    50638  2485300 SH
SOLE                  1711000            774300
VORNADO OPERATING CO           COM             92904N103      470    58720 SH
SOLE                    39870             18850
VORNADO RLTY TR SH BEN INT     COM             929042109    47524  1345800 SH
SOLE                   932400            413400
WALDEN RESIDENT PPTYS COM      COM             931210108     4287   199400 SH
SOLE                   121300             78100
WEEKS CORP COM                 COM             94856P102    19075   625400 SH
SOLE                   467600            157800
WYNDHAM INTERNATIONAL          COM             983101106     9857  2190468 SH
SOLE                   970307           1220161
SIMON PROPERTY PFD 6.5% SERIES PFD             828806406     3097    40217 SH
SOLE                    40217